INCOME TAXES (Details 6) - Mar. 31, 2015 - JPY (¥) ¥ in Millions	Total
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 132,228
Tax credit carried forward	2,306
Tax credit carried forward with no expiration date	2,040
Unrecognized deferred tax liabilities	9,946
Undistributed earnings of foreign subsidiaries	302,266
Subsidiaries | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 37,536
Expiration date of operating loss carried forward	9 years
Subsidiaries | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax credit carried forward	¥ 84
Expiration date of tax credit carried forward	15 years
Subsidiaries | Foreign Tax Authority | United States of America
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 52,628
Expiration date of operating loss carried forward	20 years
Subsidiaries | Foreign Tax Authority | Other foreign
Operating Loss Carryforwards [Line Items]
Operating loss carried forward with no expiration date	¥ 42,064